Deposits and Subordinated Debt	3 Months Ended
Jan. 31, 2026
Disclosure of Deposits and Subordinated Debt [Abstract]
Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt

	Payable on demand
		Non-interest	Payable	Payable on a
(Canadian $ in millions)	Interest bearing	bearing	after notice (1)	fixed date (2) (3)	January 31, 2026	October 31, 2025
Amortized cost deposits by:
Banks (4)	$4,291	$2,002	$1,337	$19,870	$27,500	$27,621
Business and government (5)	82,298	42,382	215,722	231,298	571,700	585,497
Individuals (5)	3,830	38,243	153,647	102,069	297,789	306,922
Total amortized cost deposits	90,419	82,627	370,706	353,237	896,989	920,040
Deposits at FVTPL	–	–	–	57,800	57,800	56,162
Total (6)	$90,419	$82,627	$370,706	$411,037	$954,789	$976,202
Booked in:
Canada	$76,717	$72,479	$170,234	$291,514	$610,944	$620,858
United States	13,549	10,148	197,989	72,206	293,892	305,472
Other countries	153	–	2,483	47,317	49,953	49,872
Total	$90,419	$82,627	$370,706	$411,037	$954,789	$976,202
(1)Includes $44,615 million of non-interest bearing deposits as at January 31, 2026 ($43,766 million as at October 31, 2025).
(2)Includes $63,575 million of senior unsecured debt as at January 31, 2026 subject to the Bank Recapitalization (Bail-In) regime ($62,843 million as at October 31, 2025). The Bail-In regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.
(3)Deposits totalling $27,258 million as at January 31, 2026 ($27,819 million as at October 31, 2025) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.
(4)Includes regulated and central banks.
(5)The carrying value of deposits that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
(6)Includes $487,379 million of deposits denominated in U.S. dollars as at January 31, 2026 ($508,058 million as at October 31, 2025), and $62,680 million of deposits denominated in other foreign currencies ($59,697 million as at October 31, 2025).

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at January 31, 2026	$242,406	$64,712	$47,317	$354,435
As at October 31, 2025	259,670	69,206	47,386	376,262
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at January 31, 2026	$38,290	$34,993	$53,699	$115,424	$242,406
As at October 31, 2025	51,591	32,105	56,129	119,845	259,670
Subordinated Debt
On December 15, 2025, $25 million of the $150 million Subordinated Debentures Series 20 matured. $25 million will mature December 15 every three years starting 2025 with the final maturity in 2040.